COMMITMENTS AND CONTINGENCIES	12 Months Ended
May. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
9.	COMMITMENTS AND CONTINGENCIES
  The Company leases space on a month to month basis. Rent expense for the year ended May 31, 2015 and 2014, was $2,200 and $7,401, respectively.